Accounts Receivable, Net (Tables)	12 Months Ended
Dec. 31, 2012
Accounts Receivable Net Abstract
ACCOUNTS RECEIVABLE, NET

	December 31, 2012	December 31, 2011
Accounts receivable	$31,266	$33,429
Less: Provision for losses on accounts receivables	(2,144	)(1,470)

Accounts receivable, net	$29,122	$31,959

Provision for Losses on Accounts Receivable

Provision for Losses on Accounts Receivables	Balance at Beginning of Year	Charges to Expenses	Amount Utilized	Balance at End of Year
Year ended December 31, 2010	$(1,589)	$(652)	$1,263	$(978)
Year ended December 31, 2011	$(978)	$(492)	$ —	$(1,470)
Year ended December 31, 2012	$(1,470)	$(747)	$73	$(2,144)